T. ROWE PRICE Blue Chip Growth Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.9%
COMMUNICATION SERVICES 15.9%
Entertainment 1.5%
Netflix (1) 1,756,402 663,217
Sea, ADR (1)(2) 2,594,629 114,034
777,251
Interactive Media & Services 13.4%
Alphabet, Class A (1) 6,040,209 790,422
Alphabet, Class C (1) 26,820,668 3,536,305
Meta Platforms, Class A (1) 8,378,817 2,515,404
6,842,131
Wireless Telecommunication Services 1.0%
T-Mobile U.S. (1) 3,634,583 509,023
509,023
Total Communication Services 8,128,405
CONSUMER DISCRETIONARY 14.7%
Automobiles 2.9%
Tesla (1)(2) 5,865,816 1,467,744
1,467,744
Broadline Retail 7.7%
Amazon.com (1) 30,928,287 3,931,604
3,931,604
Hotels, Restaurants & Leisure 2.0%
Booking Holdings (1) 153,026 471,925
Chipotle Mexican Grill (1) 247,355 453,112
DoorDash, Class A (1)(2) 1,532,503 121,788
1,046,825
Specialty Retail 1.3%
Carvana (1)(2) 2,619,236 109,956
Ross Stores  2,671,759 301,775
TJX  2,786,457 247,660
659,391
Textiles, Apparel & Luxury Goods 0.8%
Lululemon Athletica (1) 645,744 249,005
NIKE, Class B  1,532,951 146,581
395,586
Total Consumer Discretionary 7,501,150

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 0.7%
Consumer Staples Distribution & Retail 0.4%
Dollar General (2) 1,790,425 189,427
189,427
Food Products 0.3%
Mondelez International, Class A (2) 2,198,400 152,569
152,569
Total Consumer Staples 341,996
ENERGY 0.4%
Energy Equipment & Services 0.4%
Schlumberger  3,233,099 188,490
Total Energy 188,490
FINANCIALS 10.0%
Capital Markets 1.7%
Charles Schwab  3,102,703 170,338
Goldman Sachs Group  406,393 131,497
Morgan Stanley  2,932,603 239,506
MSCI (2) 124,614 63,937
S&P Global  714,797 261,194
866,472
Financial Services 6.5%
Adyen (EUR) (1) 103,052 76,406
Affirm Holdings (1)(2) 1,832,977 38,987
ANT Group, Acquisition Date: 8/14/23, Cost $37,936 (1)(3)(4) 37,935,948 37,147
Fiserv (1) 945,989 106,859
Mastercard, Class A  3,531,011 1,397,963
Visa, Class A (2) 7,182,162 1,651,969
3,309,331
Insurance 1.8%
Chubb (2) 2,603,624 542,022
Marsh & McLennan  1,873,064 356,444
898,466
Total Financials 5,074,269
HEALTH CARE 13.1%
Health Care Equipment & Supplies 2.3%
Align Technology (1) 173,787 53,061
Intuitive Surgical (1) 2,607,070 762,021
Stryker  1,093,615 298,852
Teleflex (2) 309,461 60,781
1,174,715

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services 4.6%
Elevance Health  459,518 200,083
Humana  752,585 366,148
UnitedHealth Group  3,544,058 1,786,879
2,353,110
Health Care Technology 0.3%
Veeva Systems, Class A (1)(2) 646,229 131,475
131,475
Life Sciences Tools & Services 2.0%
Danaher (2) 1,548,792 384,255
Thermo Fisher Scientific  1,282,334 649,079
1,033,334
Pharmaceuticals 3.9%
AstraZeneca, ADR (2) 1,997,518 135,272
Eli Lilly  2,939,295 1,578,784
Zoetis  1,704,226 296,501
2,010,557
Total Health Care 6,703,191
INDUSTRIALS & BUSINESS SERVICES 2.1%
Aerospace & Defense 0.2%
TransDigm Group (1)(2) 147,910 124,707
124,707
Commercial Services & Supplies 0.2%
Cintas (2) 190,723 91,740
91,740
Ground Transportation 0.4%
Old Dominion Freight Line (2) 544,815 222,906
222,906
Industrial Conglomerates 1.3%
General Electric  2,377,069 262,785
Roper Technologies  791,300 383,211
645,996
Total Industrials & Business Services 1,085,349
INFORMATION TECHNOLOGY 40.6%
Electronic Equipment, Instruments & Components 0.2%
TE Connectivity (2) 713,093 88,088
88,088
IT Services 1.3%
MongoDB (1) 813,881 281,489
Shopify, Class A (1)(2) 4,856,453 265,017

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Snowflake, Class A (1) 648,003 98,995
645,501
Semiconductors & Semiconductor Equipment 9.5%
Advanced Micro Devices (1) 2,738,085 281,530
ASML Holding  881,534 518,924
Lam Research (2) 149,455 93,674
Marvell Technology  2,485,175 134,523
Monolithic Power Systems (2) 581,657 268,726
NVIDIA  7,328,576 3,187,857
Taiwan Semiconductor Manufacturing, ADR (2) 1,860,016 161,635
Texas Instruments  1,050,484 167,037
4,813,906
Software 19.5%
Atlassian, Class A (1) 932,886 187,986
BILL Holdings (1)(2) 1,502,396 163,115
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $99,124 (1)(3)
(4) 58,155 62,032
Confluent, Class A (1)(2) 2,198,661 65,102
Crowdstrike Holdings, Class A (1) 501,317 83,911
Datadog, Class A (1)(2) 980,033 89,271
Fortinet (1) 842,062 49,412
Gusto, Acquisition Date: 10/4/21, Cost $32,574 (1)(3)(4) 1,131,497 17,402
Intuit  1,232,979 629,978
Microsoft  21,520,952 6,795,241
ServiceNow (1) 2,010,480 1,123,778
Synopsys (1) 1,381,430 634,035
9,901,263
Technology Hardware, Storage & Peripherals 10.1%
Apple  30,161,711 5,163,986
5,163,986
Total Information Technology 20,612,744
MATERIALS 0.9%
Chemicals 0.9%
Linde  660,344 245,879
Sherwin-Williams  884,637 225,627
Total Materials 471,506
UTILITIES 0.5%
Electric Utilities 0.5%
Constellation Energy  2,187,312 238,592
Total Utilities 238,592
Total Common Stocks (Cost $18,499,831) 50,345,692

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.3%
INFORMATION TECHNOLOGY 0.3%
Software 0.3%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $6,254 (1)(3)(4) 3,669 3,914
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $699 (1)(3)(4) 410 437
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $77 (1)(3)(4) 45 48
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $14 (1)(3)(4) 8 8
Databricks, Series G, Acquisition Date: 2/1/21, Cost $31,087 (1)
(3)(4) 525,810 38,647
Databricks, Series H, Acquisition Date: 8/31/21, Cost $93,418 (1)
(3)(4) 1,271,268 93,438
Databricks, Series I, Acquisition Date: 9/14/23, Cost $10,422 (1)
(3)(4) 141,790 10,422
Gusto, Series E, Acquisition Date: 7/13/21, Cost $46,365 (1)(3)(4) 1,525,418 23,461
Total Information Technology 170,375
Total Convertible Preferred Stocks (Cost $188,336) 170,375
CORPORATE BONDS 0.2%
Carvana, 12.00%, 12/1/28, (12.00% PIK) (5)(6) 33,420,540 25,985
Carvana, 13.00%, 6/1/30, (13.00% PIK) (5)(6) 50,130,810 38,977
Carvana, 14.00%, 6/1/31, (14.00% PIK) (5)(6) 59,321,458 46,122
Total Corporate Bonds (Cost $123,593) 111,084
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 132,057,761 132,058
Total Short-Term Investments (Cost $132,058) 132,058

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 83,544,718 83,545
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 83,545
Total Securities Lending Collateral (Cost $83,545) 83,545
Total Investments in Securities 99.9%
(Cost $19,027,363) $ 50,842,754
Other Assets Less Liabilities 0.1% 41,253
Net Assets 100.0% $ 50,884,007
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$286,956 and represents 0.6% of net assets.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$111,084 and represents 0.2% of net assets.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
PIK Payment-in-kind

T. ROWE PRICE Blue Chip Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 2,958++
Totals $ —# $ — $ 2,958+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 207,204  ¤  ¤ $ 215,603
Total $ 215,603^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,958 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $215,603.

T. ROWE PRICE Blue Chip Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Blue Chip Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Blue Chip Growth Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Blue Chip Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 111,084 $ — $ 111,084
Common Stocks 50,152,705 76,406 116,581 50,345,692
Convertible Preferred Stocks — — 170,375 170,375
Short-Term Investments 132,058 — — 132,058
Securities Lending Collateral 83,545 — — 83,545
Total $ 50,368,308 $ 187,490 $ 286,956 $ 50,842,754

T. ROWE PRICE Blue Chip Growth Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F93-054Q3 09/23